Share Capital (Details) - $ / shares	1 Months Ended
	Sep. 20, 2018	Dec. 31, 2018	Dec. 31, 2017
Share Capital (Textual)
Common stock, shares, issued		199,317,599	1
Common stock, shares outstanding		199,317,599	1
Description of shares issued	The Company issued to the shareholders of C Media Limited, the former parent of LK Technology, (i) 185,412,599 of ordinary shares, par value $0.01 per share and (ii) 1,000,000 of our preferred shares.
Super Engine [Member]
Share Capital (Textual)
Ordinary shares issued	12,219,959
Ordinary price per share	$ 0.01
Kingtone Wireless [Member]
Share Capital (Textual)
Common stock, shares, issued		1,685,000
Common stock, shares outstanding		1,685,000